Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues (note 26)	$ 5,558,462	$ 4,822,024
Cost of revenues (exclusive of depreciation and amortization shown below)	3,332,381	2,899,949
Selling, general and administrative expenses	1,568,540	1,339,063
Depreciation	77,355	66,239
Amortization of intangible assets	178,660	155,363
Acquisition-related items (note 7)	29,872	(27,802)
Loss on disposal of operations (note 5)	696	0
Operating earnings	370,958	389,212
Interest expense, net	82,373	85,779
Equity earnings from non-consolidated investments	(12,461)	(7,270)
Other income	(3,661)	(410)
Earnings before income tax	304,707	311,113
Income tax expense (note 21)	80,154	74,177
Net earnings	224,553	236,936
Non-controlling interest share of earnings	57,845	53,968
Non-controlling interest redemption increment (note 17)	63,608	21,243
Net earnings attributable to Company	$ 103,100	$ 161,725
Basic (in dollars per share)	$ 2.03	$ 3.24
Diluted (in dollars per share)	$ 2.02	$ 3.22